Investments accounted for using the equity method - financial information of FCA Bank (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		€ 12,450	€ 12,638		€ 12,638
Other liabilities		9,509	10,435
Equity		24,903	20,987	€ 19,353	21,008	€ 16,968
Net assets attributable to owners of the parent		24,702	20,819		€ 20,840
Carrying amount of interest in FCA Bank(1)		1,866	1,866
Interest and similar expenses		(929)	(1,084)	(1,452)
Income tax expense		(778)	(2,588)	(1,237)
Profit from continuing operations		3,330	3,291	1,713
Profit (loss)		3,632	3,510	1,814
Owners of the parent		3,763	1,491	2,288
Group’s share of net profit		221	381	288
FCA Bank S.p.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 25,496		23,434
Cash and cash equivalents	0		1
Other assets	4,175		3,753
Financial liabilities	25,634		23,424
Other liabilities	1,346		1,250
Equity	2,691		2,512
Net assets attributable to owners of the parent	2,645		2,469
Group's share of net assets	1,323		1,235
Elimination of unrealized profits and other adjustments	37		(57)
Carrying amount of interest in FCA Bank(1)		1,360	1,178
Interest and similar income	471		855	764
Interest and similar expenses	(144)		(266)	(263)
Income tax expense	(80)		(139)	(105)
Profit from continuing operations	201		383	312
Profit (loss)	201		383	312
Net profit attributable to owners of the parent	199		378	309
Other comprehensive income/(loss) attributable to owners of the parent	(5)		(8)	(64)
Owners of the parent	€ 194		370	245
Group’s share of net profit		€ 195	€ 189	€ 154